FINANCE RECEIVABLES - Allowance for Credit Losses and Finance Receivables by Portfolio (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for credit losses, ending balance:
Individually evaluated for impairment	$ 7.8	$ 0.6
Collectively evaluated for impairment	3.2	4.9
Total allowance for credit losses	11.0	5.5	$ 6.6	$ 6.3
Finance receivables, ending balance:
Individually evaluated for impairment	7.8	1.5
Collectively evaluated for impairment	158.4	198.0
Total finance receivables	166.2	199.5
Commercial Loans
Allowance for credit losses, ending balance:
Individually evaluated for impairment	7.8	0.6
Collectively evaluated for impairment	2.7	3.4
Total allowance for credit losses	10.5	4.0	5.7	5.9
Finance receivables, ending balance:
Individually evaluated for impairment	7.8	1.5
Collectively evaluated for impairment	137.9	152.5
Total finance receivables	145.7	154.0
Sales-Type Leases
Allowance for credit losses, ending balance:
Individually evaluated for impairment	0.0	0.0
Collectively evaluated for impairment	0.5	1.5
Total allowance for credit losses	0.5	1.5	$ 0.9	$ 0.4
Finance receivables, ending balance:
Individually evaluated for impairment	0.0	0.0
Collectively evaluated for impairment	20.5	45.5
Total finance receivables	$ 20.5	$ 45.5